Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2019
Share plans
Schedules of employee numbers

	2019	2018	2017
Employees
UK	7,400	7,200	6,900
Continental Europe	15,500	14,800	14,500
The Americas	16,600	16,700	16,300
Asia, Africa & Australasia	27,800	24,500	22,300
Continuing operations	67,300	63,200	60,000

Schedule of employee costs

	2019	2018	2017
	$m	$m	$m
Salaries	5,648	5,370	5,004
Social security costs	658	626	570
Pension costs	491	469	378
Other employment costs	771	505	534
Total	7,568	6,970	6,486

AstraZeneca 2014 Performance Share Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	[1]	WAFV	[1]
	ʼ000	pence		$
Shares awarded in March 2017	2,359	2440		30.88
Shares awarded in May 2017	10	2607		34.20
Shares awarded in August 2017	44	2234		29.11
Shares awarded in March 2018	3,400	2427		34.62
Shares awarded in May 2018	18	2651		36.42
Shares awarded in August 2018	92	2982		38.46
Shares awarded in March 2019	2,899	3144		42.00
Shares awarded in May 2019	5	2918		37.77
Shares awarded in August 2019	79	3640		44.28
Shares awarded in November 2019	13	3663		47.42
[1]	Weighted average fair value.

AstraZeneca Global Restricted Stock Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2017	2,502	4880	61.76
Shares awarded in May 2017	78	5214	68.40
Shares awarded in August 2017	31	4468	58.22
Shares awarded in November 2017	77	4942	66.24
Shares awarded in March 2018	4,474	4853	69.24
Shares awarded in August 2018	40	5964	76.92
Shares awarded in November 2018	3	6300	82.86
Shares awarded in March 2019	4,527	6287	84.00
Shares awarded in May 2019	1	5835	75.54
Shares awarded in August 2019	114	7280	88.56
Shares awarded in November 2019	2	7326	94.84

AstraZeneca Restricted Share Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in February 2017	205	4293	55.50
Shares awarded in March 2017	134	4880	61.76
Shares awarded in May 2017	8	5214	68.40
Shares awarded in August 2017	26	4468	58.22
Shares awarded in September 2017	31	4765	65.60
Shares awarded in November 2017	23	4942	66.24
Shares awarded in March 2018	148	4853	69.24
Shares awarded in May 2018	45	5301	72.84
Shares awarded in August 2018	37	5964	76.92
Shares awarded in November 2018	38	6300	82.86
Shares awarded in March 2019	95	6287	84.00
Shares awarded in May 2019	25	5835	75.54
Shares awarded in August 2019	56	7280	88.56
Shares awarded in November 2019	105	7326	94.84

Astrazeneca Extended Incentive Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in August 2019	24	7280	88.56
Shares awarded in November 2019	20	7326	94.84